[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	10/31

Date of reporting period:	7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

July 31, 2008 (Unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (97.8%) (Unless Otherwise Noted)

Automobiles (5.2%)
Tofus Turk Otomobil Fabrikasa A.S.	1,693,784	$6,112

Beverages (2.6%)
Coca-Cola Icecek A.S.	303,400	3,001

Commercial Banks (27.5%)
Asya Katilim Bankasi A.S. (a)	2,432,019	6,186
Turkiye Garanti Bankasi A.S. (a)	3,831,702	12,781
Turkiye Halk Bankasi A.S.	579,687	3,926
Turkiye Vakiflar Bankasi T.A.O., ‘D’	1,499,389	3,028
Yapi ve Kredi Bankasi A.S. (a)	2,834,622	6,463
		32,384
Construction Materials (2.4%)
Akcansa Cimento Sanayi ve Ticaret A.S.	381,959	1,549
Cimsa Cimento Sanayi ve Ticaret A.S.	271,000	1,315
		2,864
Diversified Financial Services (11.6%)
Haci Omer Sabanci Holding A.S.	1,100,786	5,484
Tekfen Holding A.S.	1,179,751	8,158
		13,642
Diversified Telecommunication Services (1.4%)
Turk Telekomunikasyon A.S. (a)	450,000	1,647

Food & Staples Retailing (6.3%)
BIM Birlesik Magazalar A.S.	195,534	7,358

Food Products (3.4%)
TAT Konserve (a)	774,296	1,969
Ulker Biskuvi Sanayi A.S.	831,590	2,073
		4,042
Independent Power Producers & Energy Traders (4.5%)
Akenerji Elektrik Uretim A.S. (a)	543,688	5,234

Industrial Conglomerates (7.3%)
Alarko Holding A.S.	892,767	2,069
Enka Insaat ve Sanayi A.S.	555,727	6,497
		8,566
Insurance (6.7%)
Aksigorta A.S.	1,234,515	5,510
Anadolu Hayat Emeklilik A.S.	1,013,371	2,299
		7,809
Metals & Mining (2.1%)
Park Elektrik Madencilik Sanayi Ve Ticaret A.S. (a)	1,289,800	$2,449

Multiline Retail (0.9%)
Boyner Buyuk Magazacilik A.S. (a)	1,021,028	1,064

Real Estate (3.8%)
Sinpas Gayrimenkul Yatirim Ortakligi A.S. REIT (a)	703,589	2,721
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S. REIT (a)	726,124	1,724
		4,445
Transportation Infrastructure (1.5%)
TAV Havalimanlari Holding A.S. (a)	258,150	1,714

Wireless Telecommunication Services (10.6%)
Turkcell Iletisim Hizmetleri A.S.	1,575,500	12,156
Turkcell Iletisim Hizmetleri A.S. ADR	17,000	328
		12,484
Total Common Stocks (Cost $105,042)		114,815

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $2,323) (b)	2,323,368	2,323
Total Investments (99.8%) (Cost $107,365) +(c)		117,138
Other Assets in Excess of Liabilities (0.2%)		239
Net Assets (100%)		$117,377

(a)	Non-income producing security.

The Turkish Investment Fund, Inc.

July 31, 2008 (Unaudited)

Portfolio of Investments (cont’d)

(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended July 31, 2008, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled approximately $105,000. For the nine months ended July 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $33,374,000 and $32,435,000, respectively.

(c)

The approximate market value and percentage of the investments, $114,487,000 and 97.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At July 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $107,365,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,773,000 of which $19,700,000 related to appreciated securities and $9,927,000 related to depreciated securities.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	September 18, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 18, 2008